Average headcount and number of offices - Headcount (Details) - item	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Number of employees
Number of employees	202,398	201,884
Number of employees - men	91,609	91,051
Number of employees - women	110,789	110,833
The Bank Personnel
Number of employees
Number of employees	29,979	21,491
Number of employees - men	16,240	11,585
Number of employees - women	13,739	9,906